Cash and Bank Balances - Continued and discontinued operations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash and bank balances
Cash attributable to continued operations	$ 4,876,983	$ 4,958,983
Cash attributable to discontinued operations	1,522	1,522
Cash And Cash Equivalent Continued And Discontinued Operations	$ 4,878,504	$ 4,960,505